6. BUSINESS COMBINATION AND ACQUISITION OF INTEREST (Details Narrative) - BRL (R$) R$ in Millions	Dec. 31, 2017	Aug. 11, 2017	May 25, 2017	May 24, 2017	Mar. 31, 2017	Jan. 09, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Restricted cash	R$ 535.6						R$ 645.9
Universal Meats UK [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired							100.00%
Purchase price					R$ 280.8
Eclipse Holding Cooperatief U.A. [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired							100.00%
Purchase price					228.5
AlimentosCalchaquiProductsSevenS.A. [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired							100.00%
Purchase price					R$ 387.0
BRF Foods GmbH [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				60.00%
Non-current liabilities				R$ 465.0
BRF Foods GmbH [Member] | Turkey, New Lira [Member]
Disclosure of detailed information about business combination [line items]
Non-current liabilities				R$ 505.4
Qatar Investment Authority [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		91.71%	40.00%	40.00%		79.50%
Purchase price		R$ 1,277.7
TBQ Foods GmbH [Member]
Disclosure of detailed information about business combination [line items]
Non-controlling interest			R$ 844.9
TBQ Foods GmbH [Member] | Turkey, New Lira [Member]
Disclosure of detailed information about business combination [line items]
Non-controlling interest			917.9
Banvit Bandirma Vitaminli Yem Sanayii A.S. [Member]
Disclosure of detailed information about business combination [line items]
Non-controlling interest			(58.1)
Cash transferred		12,225,326.0
Restricted cash		151.0
Purchase price			R$ 1,227.7
Banvit Bandirma Vitaminli Yem Sanayii A.S. [Member] | Turkey, New Lira [Member]
Disclosure of detailed information about business combination [line items]
Cash transferred		164.1
Banvit Bandirma Vitaminli Yem Sanayii A.S. [Member] | UNITED STATES [Member]
Disclosure of detailed information about business combination [line items]
Purchase price		R$ 411.0